Debt, 2nd ABN Facility (Details)	Jun. 30, 2023
2nd ABN Facility [Member] | SOFR [Member]
Debt Instrument [Abstract]
Basis spread on variable rate	5.24%
2nd CMBFL Facility [Member] | LIBOR [Member]
Debt Instrument [Abstract]
Variable rate	5.39%
2nd AVIC Facility [Member] | LIBOR [Member]
Debt Instrument [Abstract]
Variable rate	5.51%